Chicago
New York
Washington, DC
London
San Francisco
Los Angeles
Singapore
vedderprice.com

April 24, 2017	Jacob C. Tiedt
Associate
+1 312 609 7697
jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Real Asset Income and Growth Fund (the “Registrant”)

File No. 333-216753

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganization of Diversified Real Asset Income Fund into the Registrant (the “Reorganization”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed March 16, 2017 relating to the issuance of common shares in connection with the Reorganization (the “Registration Statement”), in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on April 12, 2017, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated April 24, 2017). The Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly,

Jacob C. Tiedt

Associate

JCT/Enclosure

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.